Business combinations, other acquisitions and investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Schedule of assets and liabilities of the business combination
ASSETS
Non-current assets
Intangible assets, net	1,340,634
Property, plant and equipment, net	1,752
Deferred tax assets	43,265
Other receivables	26,242
1,411,893
Current assets
Other financial assets	17,085
Other receivables	13,320
Trade receivables	13,851
Cash and cash equivalents	15,518
59,774
Total assets	1,471,667
Net identifiable assets acquired	56,906

Non-controlling interest	132,202

LIABILITIES
Non-current liabilities
Borrowings	316,451
Other liabilities	842,526
1,158,977
Current liabilities
Borrowings	16,525
Other liabilities	79,755
Trade payables	27,302
123,582
Total liabilities	1,282,559
Total equity and liabilities	1,471,667